Organization, Consolidation and Principal Activities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Property and equipment, net	¥ 16,144	$ 2,506	¥ 23,390
Variable Interest Entity, Primary Beneficiary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Property and equipment, net	15,829	$ 2,457	¥ 23,310
Variable Interest Entity, Primary Beneficiary [Member] | Asset Pledged as Collateral [Member] | Nonrecourse [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts and Other Receivables, Net, Current	271,867
Property and equipment, net	¥ 15,016
Beijing Quhuo Information Technology Co Ltd WFOE [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of ownerhip			100.00%